Fair Value (Tables)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis

The following table presents as of March 31, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant Liability	-	123	-	123
Total Liabilities	$-	$123	$-	$123

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$-
Total Liabilities	$-	$142	$-	$142

The following table presents as of June 30, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Investment in trading securities	$-	$-	$214	$214
Derivative warrant Liability	-	32	-	32
Total Liabilities	$-	$32	$214	$246

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$142
Total Liabilities	$-	$142	$-	$142

The following table presents as of September 30, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant Liability	$-	$24	$-	$24
Total Liabilities	$-	$24	$-	$24

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$142
Total Liabilities	$-	$142	$-	$142

Schedule of Assets Subject to Measurement at Fair Value on Recurring Basis

The following table presents as of September 30, 2024 the Company’s assets subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Investment in trading securities	$-	$-	$81	$81
Total Assets	$-	$-	$81	$81